Disposition of Discontinued Operations (Details) - Schedule of Major Classes of Operations Classified as Discontinued Operations - Disposition of Subsidiary [Member] - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Disposition of Discontinued Operations (Details) - Schedule of Major Classes of Operations Classified as Discontinued Operations [Line Items]
Net revenues		$ 28,510	$ 529,907
Cost of revenues		(37,308)	(324,089)
Gross (loss) profit		(8,798)	205,818
Operating expenses:
Selling and marketing		(33,627)	(143,959)
General and administrative		(60,559)	(804,824)
Total operating expenses		(94,186)	(948,783)
Operating loss		(102,984)	(742,965)
Interest income		101	583
Interest expense	(2,315)	(7,465)	(7,270)
Other income		654	15,376
Other expense		(3,950)	(20,934)
Foreign exchange gain			766
Loss before income tax and share of net loss from equity investees	(2,315)	(113,644)	(754,444)
Income tax benefit (expense)		28	(4,778)
Loss before share of net loss from equity investees	(2,315)	(113,616)	(759,222)
Share of net loss from equity investees			(1,657)
Net loss from discontinued operations	$ (2,315)	$ (113,616)	$ (760,879)